Financial instruments (Details 15) - Single series bond [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Principal payment [Member]
Financial instruments [Line Items]
Repayments of bonds, notes and debentures	$ 0	$ 200,000	$ 0
Interest payment [Member]
Financial instruments [Line Items]
Repayments of bonds, notes and debentures	$ 0	$ 6,125	$ 12,250